Accrued Liabilities and Other Payables (Tables)	6 Months Ended
Dec. 31, 2025
Accrued Liabilities and Other Payables [Abstract]
Schedule of Accrued Liabilities and Other Payables

Accrued liabilities and other payables consist of the following:

	As of December 31, 2025	As of June 30, 2025
	(Unaudited)	(Audited)
Accrued expenses	$322,899	$27,706
Provision for unutilised annual leave	5,882	21,448
Funds held for settlement (Note)	574,781	688,243
Others	52,336	26,370
Total	$955,898	$763,767

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Note: We hold certain funds for settlement to third-party service providers. These primarily represent audit fees payable to independent Hong Kong auditors for audit services performed for our clients. As part of our integrated business services, we coordinate these services to streamline processes for our clients, ensuring efficiency and continuity. The Group does not perform any audit work. These amounts are not recognized as revenue, as we do not control the audit services provided, nor do we apply a markup on these fees. No individual item exceeds 5% of total current liabilities as of the reporting date.